RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								12 Months Ended
	Apr. 30, 2021	Mar. 09, 2021	Apr. 15, 2020	Apr. 09, 2020	Nov. 05, 2018	Aug. 10, 2018	Mar. 02, 2018	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable								$ 1,309,461	$ 1,250,014
Repayments of related party debt								69,200
Trans World Performance LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of related party debt								$ 360,000
Joseph B. Frost [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Conversion of stock, amount issued		$ 90,708
Conversion of stock, issued		181,417
Joseph B. Frost [Member] | Promissory Note One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable							$ 40,000
Debt instrument, interest rate							20.00%
Debt instrument, term							1 year
Joseph B. Frost [Member] | Promissory Note Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable						$ 13,000
Debt instrument, interest rate						20.00%
Debt instrument, term						6 months
Joseph B. Frost [Member] | Promissory Note Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable					$ 500
Debt instrument, interest rate					8.00%
Debt instrument, term					6 months
Robert Kanuth [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of related party debt	$ 20,000
Accrued Liabilities	$ 20,395
Robert Kanuth [Member] | Promissory Note Four [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable				$ 1,500
Debt instrument, interest rate				8.00%
Debt instrument, term				1 year
Robert Kanuth [Member] | Promissory Note Five [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable			$ 4,200
Debt instrument, interest rate			8.00%
Debt instrument, term			1 year